Financial Instruments - Summary of Financial Assets and Liabilities by Categories (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial assets
Cash and cash equivalents	$ 134	$ 186	$ 157
Short-term investments	38	48
Accounts receivable arising from sales of metal	58	113
Equity securities	190	178
Derivative assets designated as hedging instruments	2	2
Derivative assets not designated as hedging instruments	2	1
Other current and non-current financial assets	38	30
Total financial assets	462	558
Financial liabilities
Debt	(2,867)	(2,483)
Deferred payment obligation	(163)	(182)
Accounts payable and accrued liabilities	(549)	(547)
Derivative liabilities designated not designated as hedging instruments		(2)
Other current and non-current financial liabilities	(246)	(257)
Total financial liabilities	(3,825)	(3,471)
Financial assets at amortised cost, category [member]
Financial assets
Cash and cash equivalents	134	186
Short-term investments	38	48
Accounts receivable arising from sales of metal		3
Other current and non-current financial assets	38	30
Total financial assets	210	267
Financial assets at FVTOCI, category [member]
Financial assets
Equity securities	190	178
Total financial assets	190	178
Financial assets, fair value through profit or loss [member]
Financial assets
Accounts receivable arising from sales of metal	58	110
Derivative assets not designated as hedging instruments	2	1
Total financial assets	60	111
Effective Hedging Instrument [member]
Financial assets
Derivative assets designated as hedging instruments	2	2
Total financial assets	2	2
Financial liabilities at amortised cost, category [member]
Financial liabilities
Debt	(2,867)	(2,483)
Deferred payment obligation	(163)	(182)
Accounts payable and accrued liabilities	(549)	(547)
Other current and non-current financial liabilities	(246)	(257)
Total financial liabilities	$ (3,825)	(3,469)
Financial Liabilities, Fair Value Through Profit or Loss [member]
Financial liabilities
Derivative liabilities designated not designated as hedging instruments		(2)
Total financial liabilities		$ (2)